Right-Of-Use Assets, Net and Lease Liabilities (schedule of amounts recognized in consolidated statements of cash flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Total cash outflow for leases	$ 1,993	$ 551